As filed with the U.S. Securities and Exchange Commission on May 6, 2015

File Nos.
333-13601
811-07851

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	51 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	53 [X]

FRANKLIN FUND ALLOCATOR SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Franklin Conservative Allocation Fund, Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Franklin Lifesmart™ 2015 Retirement Target Fund, Franklin Lifesmart™ 2025 Retirement Target Fund, Franklin Lifesmart™ 2035 Retirement Target Fund, Franklin Lifesmart™ 2045 Retirement Target Fund, Franklin Lifesmart™ 2020 Retirement Target Fund, Franklin Lifesmart™ 2030 Retirement Target Fund, Franklin Lifesmart™ 2040 Retirement Target Fund, Franklin Lifesmart™ 2050 Retirement Target Fund and Franklin Lifesmart™ 2055 Retirement Target Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of May, 2015.

FRANKLIN FUND ALLOCATOR SERIES

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	Chief Executive Officer-Investment Management Dated: May 5, 2015

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: May 5, 2015

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: May 5, 2015

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: May 5, 2015

MARY C. CHOKSI	Trustee
Mary C. Choksi	Dated: May 5, 2015

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 5, 2015

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: May 5, 2015

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: May 5, 2015

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: May 5, 2015

FRANK A. OLSON*

Frank A. Olson	Trustee Dated: May 5, 2015

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 5, 2015

JOHN B. WILSON* John B. Wilson	Trustee Dated: May 5, 2015

*By:  /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase